LONG-TERM DEBT (Deposit-Linked Loan) - Additional Information (Detail)	12 Months Ended		12 Months Ended			12 Months Ended					1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Deposit-Linked Loan [Member] USD ($)	Dec. 31, 2012 Deposit-Linked Loan [Member] CNY	Dec. 31, 2011 Deposit-Linked Loan [Member] USD ($)	May 20, 2011 Deposit-Linked Loan [Member] HK Dollar [Member] HKD HKDPerRMB	May 20, 2011 Deposit-Linked Loan [Member] Renminbi [Member] CNY	Dec. 31, 2012 Deposit-Linked Loan [Member] Renminbi [Member] Funds from RMB Bonds [Member] CNY	Dec. 31, 2011 Deposit-Linked Loan [Member] Renminbi [Member] Funds from RMB Bonds [Member] CNY	May 20, 2011 Deposit-Linked Loan [Member] Renminbi [Member] Funds from RMB Bonds [Member] CNY	May 20, 2011 Deposit-Linked Loan [Member] USD equivalent [Member] USD ($)	Dec. 31, 2012 Deposit-Linked Loan [Member] USD equivalent [Member] USD ($)	Dec. 31, 2012 Deposit-Linked Loan [Member] USD equivalent [Member] Funds from RMB Bonds [Member] USD ($)	Dec. 31, 2011 Deposit-Linked Loan [Member] USD equivalent [Member] Funds from RMB Bonds [Member] USD ($)	May 20, 2011 Deposit-Linked Loan [Member] USD equivalent [Member] Funds from RMB Bonds [Member] USD ($)
Long-Term Debt [Line Items]
Total long-term debt	$ 3,194,864,000	$ 2,325,980,000	$ 353,278,000		$ 353,278,000	2,748,500,000					$ 353,278,000
RMB Bonds proceeds held as security deposit for Deposit-Linked Loan								2,300,000,000	2,300,000,000	2,300,000,000			367,645,000	364,807,000	353,278,000
Maturity date						May 20, 2013
Minimum voluntary prepayments with 30 days' prior notice						500,000,000					64,267,000
Interest rate per annum						2.88%
Forward exchange rate contracts amount				25,845,867			52,325,000				8,000,000	4,000,000
Forward exchange rate for settlement of RMB Bonds interest payable on November 9, 2011						1.2096
Forward exchange rate for settlement of RMB Bonds interest payable on May 9, 2012						1.2187
Forward exchange rate contract receivable included in prepaid expenses and other current assets					7,000
Reclassification to earnings upon settlement of forward exchange rate contracts	(138,000)		138,000
Forward exchange rate for settlement of RMB Bonds interest payable on November 9, 2012						1.2201
Capitalized underwriting fee and related issuance costs as deferred financing costs			$ 800,000